Long-term Purchase Obligations (Details)	12 Months Ended
Feb. 29, 2016 CAD
Commitments Long-term Purchase Obligations 1	CAD 153,924
Commitments Long-term Purchase Obligations 2	15,267
Commitments Long-term Purchase Obligations 3	19,957
Commitments Long-term Purchase Obligations 4	19,635
Commitments Long-term Purchase Obligations 5	9,818
Commitments Long-term Purchase Obligations 6	0
Commitments Long-term Purchase Obligations 7	CAD 218,601